RELATED PARTY TRANSACTIONS - Sales to related parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related party transactions
Related parties	$ 324	$ 324	$ 286
1088526 B.C. Ltd.
Related party transactions
Related parties	7	7
RisenSky Solar and its subsidiaries
Related party transactions
Related parties	285	278	277
1091187 B.C. Ltd.
Related party transactions
Related parties	24	30
Sky Global Solar S.A.
Related party transactions
Related parties	$ 8	$ 9	$ 9